Segment reporting	6 Months Ended
Mar. 31, 2024
Segment reporting
Segment reporting

Note 2. Segment reporting

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of the Group.

The statutory amount of the net operating income and operating expenses segment line items are separated to show the balances excluding Notable Items and the total Notable Items for each of these categories. This is consistent with the information provided internally to Westpac’s key decision makers.

Notable Items are items that management believes are not reflective of the Group’s ongoing business performance and are grouped into the following broad categories:

●
Unrealised fair value gains and losses on economic hedges that do not qualify for hedge accounting
●
Net ineffectiveness on qualifying hedges
●
Large items that are not reflective of the Group’s ordinary operations. In individual reporting periods large items may include:
-
Provisions for remediation, litigation, fines and penalties
-
The impact of asset sales and revaluations
-
The write-down of assets (including goodwill and capitalised software)
-
Restructuring costs

Changes in presentation

During First Half 2024, the Group established a new operating segment called Business and Wealth and dissolved the Specialist Business Division (SBD). The remaining operating businesses of SBD, which included the Platforms business, Pacific Banking, Margin lending and some residual unsold auto finance loans have been aggregated into the Business and Wealth segment. The past contribution from SBD’s sold businesses were aggregated with Group Businesses.

In addition, we have made some changes to enhance performance reporting and assessment:

●	Funds transfer pricing: The methodology by which the costs of wholesale funding and liquidity are allocated to segments have been refined.
●	Capital allocations: We have revised capital allocations to align to the Basel III framework adopted by the Group in January 2023.
●	Expense allocations: We have refined the allocation of expenses to segments which has in some cases changed the relative allocation between segments.

These changes have been reflected in segment reporting so that the information presented aligns with information reported internally to the Group’s key decision makers. Comparatives have been restated to align with the current period presentation.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America and Asia. We operate through a significant online capability supported by an extensive branch and ATM network, call centres and specialist relationship and product managers. Our operations comprise the following key segments:

●	Consumer provides a full range of banking products and services to customers in Australia through three lines of business consisting of mortgages, consumer finance and cash and transactional banking.
●	Business and Wealth comprises Business Banking, generally up to $200 million in exposure, Wealth Management, Private Wealth, Westpac Pacific and auto finance.
●	Westpac Institutional Bank (WIB) delivers a broad range of financial products and services to corporate, institutional and government customers.
●	Westpac New Zealand provides banking, and wealth products and services for consumer, business and institutional customers in New Zealand.
●	Group Businesses includes support functions such as Treasury, Customer & Corporate Services, Technology, Finance, Human Resources, Legal and other Enterprise Services. It also includes Group-wide elimination entries arising on consolidation, centrally raised provisions and other unallocated revenue and expenses.

Note 2. Segment reporting (Continued)

The tables present the segment results for the Group:

			Westpac	Westpac			Notable
		Business and	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
Half Year March 2024
Net interest income	3,771	2,616	1,090	1,171	703	9,351	(224)	9,127
Net fee income	253	185	335	86	(17)	842	-	842
Net wealth management income	-	189	-	19	10	218	-	218
Trading income	-	30	313	20	2	365	(2)	363
Other income	2	5	18	(3)	18	40	-	40
Notable Items	-	-	-	(6)	(220)	(226)	226	-
Net operating income	4,026	3,025	1,756	1,287	496	10,590	-	10,590
Operating expenses[a]	(2,330)	(1,302)	(698)	(646)	(419)	(5,395)	-	(5,395)
Notable Items	-	-	-	-	-	-	-	-
Total operating expenses	(2,330)	(1,302)	(698)	(646)	(419)	(5,395)	-	(5,395)
Pre-provision profit	1,696	1,723	1,058	641	77	5,195	-	5,195
Impairment (charges)/benefits	(144)	(95)	(101)	(22)	-	(362)	-	(362)
Profit before income tax expense	1,552	1,628	957	619	77	4,833	-	4,833
Income tax (expense)/benefit[b]	(470)	(485)	(268)	(174)	(94)	(1,491)	-	(1,491)
Net profit attributable to NCI	-	-	-	-	-	-	-	-
Net profit attributable to owners of WBC	1,082	1,143	689	445	(17)	3,342	-	3,342
Notable Items (post-tax)[b]	-	-	-	(4)	(160)	(164)
Balance sheet
Loans	502,354	96,923	92,983	92,586	(7)	784,839
Deposits and other borrowings	321,255	140,634	115,296	74,792	50,249	702,226

a.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for Consumer: $50 million.
b.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $62 million.

Note 2. Segment reporting (Continued)

			Westpac	Westpac New			Notable
		Business and	Institutional	Zealand	Group		Items	Income
$m	Consumer	Wealth	Bank	(A$)	Businesses	Total	(pre-tax)	statement
Half Year Sept 2023
Net interest income	3,866	2,573	1,019	1,171	583	9,212	(8)	9,204
Net fee income	239	188	301	94	(4)	818	-	818
Net wealth management income	-	195	-	17	13	225	(10)	215
Trading income	-	26	317	15	(17)	341	(11)	330
Other income	12	6	45	(2)	14	75	-	75
Notable Items	-	(88)	-	-	59	(29)	29	-
Net operating income	4,117	2,900	1,682	1,295	648	10,642	-	10,642
Operating expenses[a]	(2,307)	(1,301)	(679)	(613)	(344)	(5,244)	(460)	(5,704)
Notable Items	(202)	(64)	(15)	(9)	(170)	(460)	460	-
Total operating expenses	(2,509)	(1,365)	(694)	(622)	(514)	(5,704)	-	(5,704)
Pre-provision profit	1,608	1,535	988	673	134	4,938	-	4,938
Impairment (charges)/benefits	(13)	(172)	(91)	18	-	(258)	-	(258)
Profit before income tax expense	1,595	1,363	897	691	134	4,680	-	4,680
Income tax (expense)/benefit[b]	(484)	(409)	(256)	(196)	(139)	(1,484)	-	(1,484)
Net profit attributable to NCI	-	(1)	-	-	(1)	(2)	-	(2)
Net profit attributable to owners of WBC	1,111	953	641	495	(6)	3,194	-	3,194
Notable Items (post-tax)[b]	(148)	(107)	(10)	(7)	(79)	(351)
Balance sheet
Loans	492,716	95,548	92,568	92,488	(66)	773,254
Deposits and other borrowings	308,342	140,536	116,052	76,544	46,694	688,168

a.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Consumer: $3 million;
-	Group Businesses: $35 million.
b.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $138 million.

Note 2. Segment reporting (Continued)

			Westpac	Westpac			Notable
		Business and	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
Half Year March 2023
Net interest income	4,311	2,419	907	1,146	419	9,202	(89)	9,113
Net fee income	265	172	295	83	12	827	-	827
Net wealth management income	-	230	-	16	101	347	-	347
Trading income	-	21	375	18	(5)	409	(22)	387
Other income	8	6	34	(1)	39	86	243	329
Notable Items	-	-	-	-	132	132	(132)	-
Net operating income	4,584	2,848	1,611	1,262	698	11,003	-	11,003
Operating expenses	(2,145)	(1,244)	(619)	(573)	(407)	(4,988)	-	(4,988)
Notable Items	-	-	-	-	-	-	-	-
Total operating expenses	(2,145)	(1,244)	(619)	(573)	(407)	(4,988)	-	(4,988)
Pre-provision profit	2,439	1,604	992	689	291	6,015	-	6,015
Impairment (charges)/benefits	(166)	(85)	4	(142)	(1)	(390)	-	(390)
Profit before income tax expense	2,273	1,519	996	547	290	5,625	-	5,625
Income tax (expense)/benefit[a]	(682)	(442)	(287)	(154)	(55)	(1,620)	-	(1,620)
Net profit attributable to NCI	-	(4)	-	-	-	(4)	-	(4)
Net profit attributable to owners of WBC	1,591	1,073	709	393	235	4,001	-	4,001
Notable Items (post-tax)[a]	-	-	-	-	178	178
Balance sheet
Loans	479,750	93,665	84,697	91,943	(124)	749,931
Deposits and other borrowings	293,508	142,773	113,453	77,321	49,297	676,352

a.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million.

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Notable Items after tax
Economic hedges	(163)	29	(121)	large	35
Hedge ineffectiveness	(1)	23	43	large	large
Provisions for remediation, litigation, fines and penalties	-	(176)	-	(100)	-
Asset sales and revaluations	-	-	256	-	(100)
The write-down of assets	-	(87)	-	(100)	-
Restructuring costs	-	(140)	-	(100)	-
Total Notable Items after tax	(164)	(351)	178	(53)	large